LEASES - Maturities of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Operating Leases, Maturity
2026	$ 135.8
2027	124.3
2028	120.1
2029	125.7
2030	123.6
Thereafter	482.0
Total lease payments	1,111.5
Less imputed interest	(266.1)
Total operating lease liabilities	$ 845.4	$ 43.4